Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 15,205,782
Ending balance	15,544,258	$ 15,205,782
Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,994,937
Ending balance	12,484,572	8,994,937
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	616,835
Ending balance	877,486	616,835
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	969,216
Ending balance	1,126,827	969,216
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,745
Ending balance	78,297	75,745
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40
Ending balance	20	40
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,549,009
Ending balance	977,056	4,549,009
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,376,310	17,399,009
Increases	8,135,547	2,122,577
Decreases	7,655,727	145,276
Ending balance		19,376,310
Cost [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 10,101,443	$ 9,977,348
Total life estimated in years	50	50
Increases	$ 4,753,537	$ 156,411
Decreases	1,666,190	32,316
Ending balance		10,101,443
Cost [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,265,689	$ 1,192,480
Total life estimated in years	10	10
Increases	$ 397,439	$ 73,209
Decreases	21,641
Ending balance		1,265,689
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,044,688	$ 2,667,739
Total life estimated in years	5	5
Increases	$ 776,172	$ 390,398
Decreases	170,000	13,449
Ending balance		3,044,688
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 414,325	$ 394,046
Total life estimated in years	5	5
Increases	$ 45,033	$ 35,704
Decreases	62,598	15,425
Ending balance		414,325
Cost [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,156	1,133
Increases	40	23
Decreases	19
Ending balance		1,156
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,549,009	3,166,263
Increases	2,163,326	1,466,832
Decreases	5,735,279	84,086
Ending balance		4,549,009
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,170,528	3,445,326
Decreases	682,598	37,637
Depreciation	823,942	762,839
Ending balance	4,311,872	4,170,528
Accumulated depreciation and amortisation [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,106,506	930,288
Decreases	624,349	9,754
Depreciation	222,061	185,972
Ending balance	704,218	1,106,506
Accumulated depreciation and amortisation [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	648,854	536,673
Decreases	45
Depreciation	115,192	112,181
Ending balance	764,001	648,854
Accumulated depreciation and amortisation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,075,472	1,661,602
Decreases	399	13,506
Depreciation	448,960	427,376
Ending balance	2,524,033	2,075,472
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	338,580	315,702
Decreases	57,805	14,377
Depreciation	37,688	37,255
Ending balance	318,463	338,580
Accumulated depreciation and amortisation [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,116	1,061
Depreciation	41	55
Ending balance	$ 1,157	$ 1,116